Non-controlling Interests (Details) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended			0 Months Ended
	Dec. 31, 2011	Oct. 02, 2011 Sinovac Beijing USD ($)	Oct. 02, 2011 Sinovac Beijing CNY	Sep. 30, 2011 Sinovac Beijing	Apr. 08, 2013 Sinovac Beijing Sino Bioway	Dec. 31, 2013 Sinovac Dalian	Dec. 31, 2012 Sinovac Dalian
Non-controlling Interests
Increase in ownership (as a percent)	1.53%	1.53%	1.53%
Increase in ownership by the entity in a subsidiary through contributing dividends declared to another subsidiary, but unpaid		$ 3,073	18,600
Adjustment charged to additional paid-in capital, resulted from the difference between adjusted carrying amount of non-controlling interest and consideration		$ 271	1,600
Non-controlling ownership interest (as a percent)		26.91%	26.91%	28.44%		45.00%	45.00%
Transfer of noncontrolling equity interest to Xiamen Bioway Biotech Co., Ltd. (as a percent)					26.91%